IOWA SCHOOLS JOINT

INVESTMENT TRUST

INTERIM FINANCIAL REPORT

DECEMBER 31, 2000

SPONSORED BY THE

IOWA ASSOCIATION OF SCHOOL BOARDS

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Trustees' Report

To Iowa Schools Joint Investment Trust Participants:

The Iowa Schools Joint Investment Trust (ISJIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 2000. Market rates for short-term securities generally stabilized during the first three quarters of the year as the Federal Reserve Board began to worry less about cooling an expanding domestic economy. Rates declined dramatically in the last quarter of the period as the Federal Reserve Board openly adopted a reversal of policy to now stimulate what appeared to be a rapidly-cooling economy.

Investment rates for ISJIT followed this monetary trend, rising slightly throughout the first three quarters and leveling off in the fourth quarter. Throughout these changing market conditions, ISJIT maintained a consistent focus upon its three complementary investment objectives: protection of a participant's invested funds, maintenance of the necessary degree of liquidity to accommodate participant cash management needs, and providing participants with an excellent market rate of return.

ISJIT's investment programs continue to grow. As of December 31, 2000, three hundred thirty-four school corporations and other eligible organizations were authorized to invest in ISJIT pursuant to Iowa Code chapter 28E. During the semi-annual period, total assets invested within the liquid funds ranged from a low of $179,661,309 to a high of $358,366,946. When fixed term securities are included, the respective figures range from a low of $271,626,717 to a high of $444,798,396. Total funds invested in 2000 set several records, reaching a record high of $511,295,085 on May 18, 2000.

ISJIT also introduced participants to www.isjit.org and IPASonline during the period. These two innovative components provide participants with real-time access to every component of ISJIT operation, including electronic transaction investments and withdrawals.

The Board of Trustees is very pleased with the success of the ISJIT cash management program and welcomes your comments or suggestions. Our goal is to provide a cash management program that is consistently responsive to member needs.

Respectfully,

Dean Borg, Chair

Board of Trustees

Management Discussion

During the first three quarters of 2000 , short-term interest rates generally stabilized. The combination of earlier Fed rate increases and higher energy costs began to slow the economy. During the period, the rate on the ISJIT Diversified Fund increased slightly from 5.90 percent to 5.95 percent. The Fund consistently provided a rate of return 0.20 percent above the IBC Index of national money market funds.

During the last few months of 2000, the growth rate of the economy has decelerated quickly. This caused the Federal Reserve to formally move to an easing bias in December 2000. In January of 2001, the Fed reduced the Federal Funds rate by a total of one percent in an attempt to prevent the economy from weakening further. The Fed rate cuts together with lower mortgage rates are likely to reinvigorate the economy. Nevertheless, the Fed may continue to lower short-term interest rates over the next two to three quarters.

The average maturity of the Fund ended the period at twenty-seven days. The market expectations of how much the Fed will eventually lower short-tem rates are likely over-reactive at this point. Currently, purchases of U.S. Agency securities have been largely confined to final maturities of ninety days or less. Iowa financial institution certificates of deposit provide more advantageous yields for longer-term components of the portfolio as we enter 2001.

The ISJIT program continues to emphasize three elements: safety, liquidity and competitive rates, in that order. We look forward to continuing to service your cash management needs.

Sincerely,

Kathryn D. Beyer, CFA

Managing Director

Investors Management Group
IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS (Unaudited)
DECEMBER 31, 2000
(Showing Percentage of Net Assets)
		Yield at
		Time of		Amortized
Par Value	Description	Purchase	Due Date	Cost

DISCOUNTED GOVERNMENT SECURITIES -- 20.59%
$8,000,000	Federal Home Loan Mortgage Corporation, Discount Note	6.65%	01/25/01	$7,965,653
10,000,000	Federal Home Loan Bank, Discount Note	6.64%	01/31/01	9,946,417
10,000,000	Federal National Mortgage Association, Discount Note	6.64%	02/01/01	9,944,631
5,000,000	Federal National Mortgage Association, Discount Note	6.64%	02/08/01	4,966,090
10,000,000	Federal Home Loan Mortgage Corporation, Discount Note	6.65%	02/08/01	9,932,128
8,000,000	Federal Home Loan Mortgage Corporation, Discount Note	6.63%	02/22/01	7,925,813
7,500,000	Federal National Mortgage Association, Discount Note	6.63%	02/22/01	7,430,558
	TOTAL (cost -- $58,111,290)			$58,111,290

COUPON SECURITIES -- 29.19%
$5,000,000	Federal National Mortgage Association, 7.20%	6.86%	01/02/01	$4,999,844
1,000,000	Federal National Mortgage Association, 4.84%	6.65%	01/22/01	998,909
1,950,000	Federal Home Loan Bank, 5.82%	6.64%	01/26/01	1,948,767
10,000,000	Federal National Mortgage Association, 5.78%	6.62%	01/29/01	9,992,804
7,000,000	Federal National Mortgage Association, 5.78%	6.63%	01/29/01	6,994,888
7,500,000	Student Loan Marketing Association, Variable Rate 6.31%*	6.23%	02/01/01	7,499,689
1,000,000	Federal Home Loan Bank, 5.625%	6.57%	02/15/01	998,714
2,000,000	Federal National Mortgage Association, 5.25%	6.71%	02/22/01	1,995,669
11,000,000	Federal National Mortgage Association, 5.36%	6.67%	02/26/01	10,977,214
10,000,000	Federal National Mortgage Association, Variable Rate 6.39%*	6.50%	03/07/01	10,000,000
3,500,000	Federal Home Loan Bank, Variable Rate 6.21%*	6.13%	04/12/01	3,500,000
7,500,000	Federal Home Loan Bank, Variable Rate 6.21%*	6.19%	04/12/01	7,500,000
1,000,000	Federal Home Loan Bank, 5.30%	6.47%	04/12/01	996,662
2,000,000	Federal Home Loan Bank, 5.245%	6.46%	04/25/01	1,992,255
12,000,000	Student Loan Marketing Association, Variable Rate 6.36%*	6.87%	10/24/01	12,000,000
	TOTAL (cost -- $82,395,415)			$82,395,415

CERTIFICATES OF DEPOSIT -- 12.82%
$250,000	Citizens Bank, Sac City	7.25%	01/02/01	$250,000
1,000,000	Liberty Bank, Arnolds Park	7.00%	01/02/01	1,000,000
250,000	Citizens Bank, Sac City	7.00%	01/02/01	250,000
1,500,000	Community First National Bank, Decorah	6.75%	01/02/01	1,500,000
1,000,000	Peoples State Bank, Elkader	6.80%	01/05/01	1,000,000
1,000,000	Liberty Bank, Arnolds Park	6.80%	01/05/01	1,000,000
1,500,000	Valley State Bank, Eldridge	6.80%	01/16/01	1,500,000
1,000,000	Liberty Bank, Arnolds Park	6.80%	01/16/01	1,000,000
500,000	St. Ansgar State Bank, St. Ansgar	7.00%	01/16/01	500,000
750,000	State Savings Bank, Baxter	7.00%	01/16/01	750,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	6.80%	01/16/01	250,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	6.80%	01/19/01	250,000
250,000	State Savings Bank, Baxter	7.00%	01/22/01	250,000
1,000,000	De Witt Bank & Trust, De Witt	6.75%	01/22/01	1,000,000
1,000,000	Peoples State Bank, Elkader	6.80%	01/29/01	1,000,000
500,000	American Bank, LeMars	7.25%	02/15/01	500,000
500,000	American Bank, LeMars	6.75%	02/22/01	500,000
1,000,000	Peoples State Bank, Elkader	6.75%	03/06/01	1,000,000
1,000,000	Peoples State Bank, Elkader	6.75%	03/12/01	1,000,000
500,000	Valley State Bank, Eldridge	6.75%	03/19/01	500,000
1,000,000	First State Bank, Conrad	6.65%	03/19/01	1,000,000
200,000	First State Bank, Ida Grove	6.75%	03/22/01	200,000
1,000,000	Union State Bank, Winterset	6.50%	03/22/01	1,000,000
500,000	Peoples Bank & Trust, Rock Valley	6.75%	03/26/01	500,000
500,000	Farmers State Bank, Hawarden	6.50%	03/28/01	500,000
5,000,000	Bankers Trust Company, Des Moines	6.56%	03/28/01	5,000,000
250,000	Premier Bank, Rock Valley	6.75%	03/29/01	250,000
500,000	Citizens Bank, Sac City	6.75%	04/05/01	500,000
250,000	First State Bank, Huxley	7.25%	04/16/01	250,000
2,000,000	St. Ansgar State Bank, St. Ansgar	7.00%	05/08/01	2,000,000
1,000,000	Liberty Bank, Arnolds Park	6.75%	06/11/01	1,000,000
1,000,000	Liberty Bank, Arnolds Park	6.75%	06/11/01	1,000,000
2,500,000	First National Bank, Ames	6.50%	06/15/01	2,500,000
2,500,000	First National Bank, Ames	6.50%	06/15/01	2,500,000
1,000,000	Valley State Bank, Eldridge	6.61%	07/10/01	1,000,000
1,000,000	Peoples Savings Bank, Elma	7.38%	11/19/01	1,000,000
500,000	Peoples Bank & Trust, Rock Valley	6.75%	12/14/01	500,000
500,000	First American Bank, Ames	6.75%	12/19/01	500,000
	TOTAL (cost -- $36,200,000)			$36,200,000

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 37.33%
$71,000,000	Merrill Lynch, Repurchase Agreement	6.40%	01/02/01	$71,000,000
34,367,000	SBC Warburg Dillon Read, Repurchase Agreement	6.25%	01/02/01	34,367,000
	TOTAL (cost -- $105,367,000)			$105,367,000

TOTAL INVESTMENTS -- 99.93% (cost -- $282,073,705)				$282,073,705

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .07%
	(Includes $57,321 payable to IMG and $1,442,601
	dividends payable to unitholders)			$205,795

NET ASSETS -- 100%
	Applicable to 282,279,500 outstanding units			$282,279,500

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($282,279,500
	divided by 282,279,500 units outstanding)

*Denotes floating rate investment with interest rate as of December 31, 2000

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS (Unaudited)
DECEMBER 31, 2000
(Showing Percentage of Net Assets)
		Yield at
		Time of		Amortized
Par Value	Description	Purchase	Due Date	Cost

COUPON SECURITIES -- 4.11%
$1,000,000	Private Export Funding Corporation, 8.35%	6.48%	01/31/01	1,001,460
560,000	Private Export Funding Corporation, 8.35%	6.65%	01/31/01	560,743
	TOTAL (cost -- $1,562,204)			$1,562,204

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 96.34%
$36,596,000	Merrill Lynch, Repurchase Agreement	5.90%	01/02/01	$36,596,000
	TOTAL (cost -- $36,596,000)			$36,596,000

TOTAL INVESTMENTS -- 100.45% (cost -- $38,158,204)				$38,158,204

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- (.45%)
	(Includes $5,632 payable to IMG and $220,042
	dividends payable to unitholders)			($169,687)

NET ASSETS -- 100%
	Applicable to 37,988,517 outstanding units			$37,988,517

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($37,988,517
	divided by 37,988,517 units outstanding)
IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF OPERATIONS (Unaudited)
For the period July 1, 2000 to December 31, 2000
		Direct Government
	Diversified Portfolio	Obligation Portfolio
INVESTMENT INCOME:
Interest	$7,341,539	$1,176,005

EXPENSES:
Investment advisory and
program support fees	$270,155	$27,142
Custody and administrative fees	242,258	58,807
Distribution fees	111,683	18,094
Other fees and expenses	33,505	5,428

Total Expenses	657,601	109,471

NET INVESTMENT INCOME	$6,683,938	1,066,534

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the period July 1, 2000 to December 31, 2000
		Direct Government
	Diversified Portfolio	Obligation Portfolio
From Investment Activities:
Net investment income
distributed to unitholders	$6,683,938	$1,066,534

From Unit Transactions:
(at constant net asset value of $1 per unit)
Units sold	$572,461,549	$27,793,412
Units issued in reinvestment
of dividends from net
investment income	6,683,938	1,066,534
Units redeemed	($578,066,996)	($22,406,970)
Net increase (decrease) in net assets
derived from unit transactions	1,078,491	6,452,976

Net assets at beginning of period	281,201,009	31,535,541

Net assets at end of period	$282,279,500	37,988,517

See accompanying notes to financial statements.

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Selected Data for a Unit of Each Portfolio
Outstanding Through Each Period*	2000	1999	1998	1997	1996
Iowa Schools Joint Investment Trust
Diversified Portfolio
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.060	0.047	0.047	0.051	0.049
Dividends Distributed	(0.060)	(0.047)	(0.047)	(0.051)	(0.049)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	5.98%	4.75%	4.74%	5.08%	4.85%
Ratio of Expenses to Average Net Assets	0.59%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Income to Average Net Assets	5.98%	4.75%	4.74%	5.08%	4.85%
Net Assets, End of Period (000 Omitted)	$282,280	$238,922	$208,205	$174,215	$161,217

	2000	1999	1998	1997	1996
Iowa Schools Joint Investment Trust
Direct Government Obligation Portfolio
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.059	0.046	0.046	0.050	0.047
Dividends Distributed	(0.059)	(0.046)	(0.046)	(0.050)	(0.047)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	5.89%	4.60%	4.65%	4.99%	4.68%
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.61%	0.60%	0.60%
Ratio of Net Income to Average Net Assets	5.89%	4.60%	4.65%	4.99%	4.68%
Net Assets, End of Period (000 Omitted)	$37,989	$34,179	$33,755	$31,034	$25,781

*For the six month period ending December 31, 2000

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Schools Joint Investment Trust (ISJIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Section 279.29, Iowa Code (1985), as amended, which authorizes Iowa schools to jointly invest moneys pursuant to a joint investment agreement. ISJIT is registered under the Investment Company Act of 1940. ISJIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1986, and commenced operations on December 16, 1986. The Joint Powers Agreement and Declaration of Trust was amended September 22, 1988, and again on May 1, 1993. As amended, ISJIT is authorized and now operates investment programs, including the Diversified Portfolio and the Direct Government Obligation (DGO) Portfolio. The accompanying financial statements include activities of the Diversified and DGO Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa schools under Iowa law. Wells Fargo Bank Iowa, N.A. serves as the Administrator and Custodian, and Investors Management Group serves as the Investment Adviser and Program Support Provider.

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

Investments in Securities

The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized as required by Iowa law, including the security provided by the State of Iowa's sinking fund for public deposits.

In connection with transactions in repurchase agreements, it is ISJIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by ISJIT may be delayed or limited. At December 31, 2000 the securities purchased under overnight agreements to resell were collateralized by government and government agency securities with market values of $107,478,756 and $37,330,906 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

Under Governmental Accounting Standards as to custodial credit risk, ISJIT's investments in securities are classified as category one. Category one is the most secure investment category description.

Unit Issues, Redemptions, and Distributions

ISJIT determines the net asset value of each portfolio account daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio is declared daily and distributed monthly.

Income Taxes

ISJIT is exempt from federal and state income tax.

Fees and Expenses

Under separate agreements with ISJIT, Investors Management Group (IMG), the Investment Adviser and Program Support Provider, and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the Custodian and Administrator, are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives .150 percent of the average daily net asset value up to $150 million and .125 percent exceeding $150 million for investment advisory fees. In addition, IMG receives .100 percent of the average daily net asset value of the Diversified Portfolio for program support fees. For the six month period ended December 31, 2000, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $270,155 and $27,142, respectively, to IMG for services provided. For each of the portfolios, Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $200 million, and .040 percent exceeding $200 million for custodial services. For the Diversified Portfolio, Wells Fargo receives .175 percent of the average daily net asset value up to $150 million, .165 percent from $150 to $200 million, and .150 percent exceeding $200 million for administrative services; for the Direct Government Obligation Portfolio, Wells Fargo receives .275 percent of the average daily net asset value up to $150 million, .265 percent from $150 to $200 million, and .250 percent exceeding $200 million for administrative services. For the six month period ended December 31, 2000, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $242,258 and $58,807, respectively, to Wells Fargo for services provided. Under a distribution plan, the sponsoring association receives an annual fee of .100 percent of the daily net asset value of the portfolios. For the six month period ended December 31, 2000, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $111,683 and $18,094, respectively, to the Iowa Association of School Boards. ISJIT is responsible for operating expenses incurred directly by ISJIT. All fees are computed daily and paid monthly.

(2) SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $10,372,299,546 and $4,217,696,000, respectively, for the six month period ended December 31, 2000. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $10,371,112,671 and $4,211,054,000, respectively, for the six month period ended December 31, 2000.

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BOARD OF TRUSTEES

DEAN BORG, CHAIR, Mt. Vernon

RICHARD VANDEKIEFT, VICE CHAIRPERSON, Cedar Falls

GARY D. BENGSTEN, TREASURER, Carroll

VERONICA STALKER, TRUSTEE, Waukee

DENNIS JETER, TRUSTEE, Murray

KAREN PETERSEN, TRUSTEE, Bettendorf

SERVICE PROVIDERS

INVESTMENT ADVISOR:

Investors Management Group

2203 Grand Avenue

Des Moines, IA 50312-5338

CUSTODIAN AND ADMINISTRATOR:

Wells Fargo Bank Iowa, N.A.

666 Walnut, P.O. Box 837

Des Moines, IA 50304

LEGAL COUNSEL:

Brick, Gentry, Bowers, et al

550 39th Street, Suite 200

Des Moines, IA 50304

INDEPENDENT AUDITORS:

KPMG LLP

2500 Ruan Center

Des Moines, IA 50309

IOWA SCHOOLS JOINT INVESTMENT TRUST

www.isjit.org

666 Walnut, P.O. Box 837

Des Moines, Iowa 50304

Toll Free (800) 872-0140 or (515) 245-3245